Presentation of financial statements	12 Months Ended
Dec. 31, 2024
Presentation Of Financial Statements [Abstract]
Presentation of financial statements	Presentation of financial statements
a.Statement of compliance and basis of preparation
The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRSs) issued by the International Accounting Standards Board (“IASB”), that include the standards issued by IASB and interpretations issued by the International Financial Reporting Interpretation Committee (“IFRIC”).
The board of directors approved the consolidated financial statements on May 15, 2025.
b.Functional and presentation currency
The consolidated financial statements are presented in United States dollars (USD), the functional currency of the Company. The effects of the translation from the functional currency into the presentation currency are recognized in equity under the caption “Cumulative Translation Adjustment”.
For details regarding the remeasurement of the balances and transactions in foreign currencies to the functional currency of the Company and its subsidiaries, refer to note 5 for the functional currency determined for each entity.
All amounts are rounded the nearest thousand USD, unless otherwise stated.
c.Use of estimates and judgments
The preparation of the consolidated financial statements in accordance with IFRS requires Management to make estimates that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that estimates utilized to prepare the consolidated financial statements are prudent and reasonable. Actual results could differ from those estimates and such differences could be material.
The most significant accounting estimates and corresponding assumptions are as follows:
(i)employee profit-sharing, long-term benefits, and bonus accruals, where management considered the expected results and targets to estimate the accruals;
(ii)the useful lives of tangible and intangible assets and impairment analysis of such assets;
(iii)recoverability of deferred tax assets, using projections of future cash flows and anticipated income and expenses growth rates, as well as considering the timing of utilization of net operating losses, temporary differences and applicable caps for compensation;
(iv)the assessment and measurement of risk regarding provisions and contingencies, where management, supported by the opinion of its legal counsel, determined the likelihood of losses and the probable cash outcome expected for each claim;
(v)revenue recognition, where management determined the multiple elements in the contracts and the criteria and timing for revenue recognition;
(vi)the fair value of financial instruments, and the share-based incentive plans, using inputs that are primarily unobservable;
(vii)fair values of identifiable assets and contingent consideration from business combination transactions and consideration transferred as part of the purchase price allocation;
(viii)The expected redemption amount of gross obligation in respect of written put option arrangements; and
(ix)recoverable amounts of cash-generating units, including goodwill.
(x)applicable tax authorities may have differing interpretations and guidance with respect to certain tax matters specific to the industry in which we operate (including multi-jurisdictional aspects). Management judgment is required in determining our provision for income taxes, our deferred tax assets and liabilities and any valuation allowance recorded against our net deferred tax assets.